Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2022 and changes in the six months ended June 30, 2023 are discussed below.

Bank / Vessel(s)
	December 31, 2022	June 30, 2023
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	32,495	31,265
2nd Alpha Bank Facility (M/T Eco Malibu)	33,500	32,000
Cargill Facility (M/T Eco Marina Del Ray – presented in Current portion of long-term debt)	25,189	24,161
2nd CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	103,952	101,252
2nd AVIC Facility (M/T Eco Oceano Ca)	45,489	44,133
Total long term debt	240,625	232,811
Less: Deferred finance fees	(3,640)	(3,331)
Less: Debt discount relating to Vessel fair value participation liability (allocated to Current portion of long-term debt)	(3,271)	(2,297)
Total long term debt net of deferred finance fees and debt discounts	233,714	227,183

Presented:
Current portion of long term debt (including Cargill Facility maturing in March 2023)	12,344	34,874
Long term debt	221,370	192,309

Total Debt net of deferred finance fees	233,714	227,183